UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08476

                                 The Gabelli Multimedia Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Multimedia Trust Inc.

First Quarter Report — March 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) total return of The Gabelli Multimedia Trust Inc. (the “Fund”) was 2.4%, compared with a total return of (0.4)% for the Morgan Stanley Capital International (“MSCI”) World Index. The total return for the Fund’s publicly traded shares was 1.0%. The Fund’s NAV per share was $8.33, while the price of the publicly traded shares closed at $7.35 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)						Since
						Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(11/15/94)
Gabelli Multimedia Trust Inc.
NAV Total Return (b)	2.35%	(4.73)%	10.51%	5.24%	4.34%	8.47%
Investment Total Return (c)	0.99	(11.04)	11.03	5.79	4.39	8.28
Standard & Poor’s 500 Index	1.35	1.78	11.58	7.01	5.99	9.42(d)
MSCI World Index	(0.35)	(3.45)	6.51	4.27	4.97	6.58(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Standard & Poor’s 500 and MSCI World Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the MSCI World Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d)	From November 30, 1994, the date closest to the Fund’s inception for which data is available.

The Gabelli Multimedia Trust Inc.

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 92.1%
	DISTRIBUTION COMPANIES — 58.1%
	Broadcasting — 10.0%
10,000	Asahi Broadcasting Corp.	$60,687
61,000	CBS Corp., Cl. A, Voting	3,562,705
6,400	Chubu-Nippon Broadcasting Co. Ltd.	36,792
16,000	Cogeco Inc.	700,982
2,000	Corus Entertainment Inc., OTC, Cl. B	18,114
13,000	Corus Entertainment Inc., Toronto, Cl. B	117,713
34,000	Discovery Communications Inc., Cl. A†	973,420
130,000	Discovery Communications Inc., Cl. C†	3,510,000
81,000	Grupo Radio Centro SAB de CV, Cl. A†	69,621
140,000	ITV plc	484,991
4,550	Lagardere SCA	120,894
11,500	Liberty Broadband Corp., Cl. A†	668,840
32,739	Liberty Broadband Corp., Cl. C†	1,897,225
43,000	Liberty Media Corp., Cl. A†	1,661,090
84,000	Liberty Media Corp., Cl. C†	3,199,560
4,000	M6 Metropole Television SA	72,940
16,000	Media General Inc.†	260,960
68,566	Media Prima Berhad	25,658
44,000	MSG Networks Inc., Cl. A†	760,760
36,000	Nippon Television Holdings Inc.	594,002
4,650	NRJ Group†	48,097
20,000	Pandora Media Inc.†	179,000
3,400	RTL Group SA	287,457
72,000	Salem Media Group Inc.	414,720
19,000	Sinclair Broadcast Group Inc., Cl. A	584,250
23,000	Societe Television Francaise 1	297,835
49,000	Starz, Cl. A†	1,290,170
17,000	TEGNA Inc.	398,820
45,000	Television Broadcasts Ltd.	161,846
75,000	Tokyo Broadcasting System Holdings Inc.	1,162,202
240,000	TV Azteca SA de CV	38,201
22,143	Wireless Group plc	61,061

		23,720,613

	Business Services — 0.9%
3,686	Contax Participacoes SA	656
1,000	Convergys Corp.	27,770
6,000	Impellam Group plc	72,818
21,000	McGraw Hill Financial Inc.	2,078,580
3,500	Monster Worldwide Inc.†	11,410
1,000	Qumu Corp.†	4,610

		2,195,844

	Cable — 14.7%
26,000	Altice NV, Cl. A†	463,308
4,000	Altice NV, Cl. B†	72,075
34,000	AMC Networks Inc., Cl. A†	2,207,960
3,000	Cable One Inc.	1,311,390
152,000	Cablevision Systems Corp., Cl. A	5,016,000
6,500	Charter Communications Inc., Cl. A†	1,315,795

Shares		Market Value

35,500	Cogeco Communications Inc.	$1,893,151
64,000	Comcast Corp., Cl. A	3,909,120
30,000	Liberty Global plc, Cl. A†	1,155,000
123,000	Liberty Global plc, Cl. C†	4,619,880
1,500	Liberty Global plc LiLAC, Cl. A†	52,590
7,000	Liberty Global plc LiLAC, Cl. C†	265,160
120,690	Rogers Communications Inc., New York, Cl. B	4,830,014
19,310	Rogers Communications Inc., Toronto, Cl. B	773,143
24,000	Scripps Networks Interactive Inc., Cl. A	1,572,000
11,000	Shaw Communications Inc., New York, Cl. B	212,410
78,000	Shaw Communications Inc., Toronto, Cl. B	1,506,849
5,800	Sky plc, ADR	339,590
16,500	Time Warner Cable Inc.	3,376,230

		34,891,665

	Consumer Services — 3.0%
4,000	Bowlin Travel Centers Inc.†	6,200
1,000	Expedia Inc.	107,820
13,000	H&R Block Inc.	343,460
18,000	IAC/InterActiveCorp.	847,440
105,000	Liberty Interactive Corp. QVC Group, Cl. A†	2,651,250
17,000	Liberty TripAdvisor Holdings Inc., Cl. A†	376,720
43,214	Liberty Ventures, Cl. A†	1,690,532
15,000	The ADT Corp.	618,900
45,000	TiVo Inc.†	427,950

		7,070,272

	Diversified Industrial — 0.6%
16,000	Bouygues SA	652,701
3,000	Fortune Brands Home & Security Inc.	168,120
23,000	Jardine Strategic Holdings Ltd.	686,550
3,000	Malaysian Resources Corp. Berhad	961

		1,508,332

	Electronics — 0.4%
19,000	Dolby Laboratories Inc., Cl. A	825,740
5,000	IDI Inc.†	29,000

		854,740

	Entertainment — 6.9%
27,000	Gogo Inc.†	297,270
259,500	Grupo Televisa SAB, ADR	7,125,870
24,000	Naspers Ltd., Cl. N	3,350,368
1,000	Netflix Inc.†	102,230
4,000	Reading International Inc., Cl. A†	47,920
5,300	Reading International Inc., Cl. B†	72,610
5,000	Regal Entertainment Group, Cl. A	105,700
88,000	Sky plc	1,294,229
16,000	Take-Two Interactive Software Inc.†	602,720
19,500	The Madison Square Garden Co, Cl. A†	3,244,020

		16,242,937

	Equipment — 1.5%
12,500	American Tower Corp.	1,279,625

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Equipment (Continued)
3,600	Amphenol Corp., Cl. A	$208,152
80,000	Corning Inc.	1,671,200
2,000	Furukawa Electric Co. Ltd.	4,318
7,500	QUALCOMM Inc.	383,550

		3,546,845

	Financial Services — 2.2%
15,000	Caribbean Investment Holdings Ltd.†	1,702
35,500	Kinnevik Investment AB, Cl. A	1,048,613
45,000	Kinnevik Investment AB, Cl. B	1,276,568
6,000	LendingTree Inc.†	586,680
60,000	PayPal Holdings Inc.†	2,316,000
15,000	Waterloo Investment Holdings Ltd.†	600

		5,230,163

	Food and Beverage — 0.1%
2,994	Pernod Ricard SA	333,874

	Retail — 0.9%
200	Amazon.com Inc.†	118,728
34,000	Best Buy Co. Inc.	1,102,960
5,000	FTD Companies Inc.†	131,250
12,000	HSN Inc.	627,720
5,000	Outerwall Inc.	184,950

		2,165,608

	Satellite — 2.7%
1,000	Asia Satellite Telecommunications Holdings Ltd.	1,372
50,000	DigitalGlobe Inc.†	865,000
61,000	DISH Network Corp., Cl. A†	2,821,860
31,000	EchoStar Corp., Cl. A†	1,372,990
30,000	Iridium Communications Inc.†	236,100
17,400	Loral Space & Communications Inc.†	611,262
250,000	PT Indosat Tbk†	116,422
3,000	SKY Perfect JSAT Holdings Inc.	17,460
2,000	ViaSat Inc.†	146,960
30,000	Videocon d2h Ltd., ADR†	220,800

		6,410,226

	Telecommunications: Long Distance — 2.6%
110,000	AT&T Inc.	4,308,700
2,020	BCE Inc., New York	91,991
1,074	BCE Inc., Toronto	48,947
22,000	Philippine Long Distance Telephone Co., ADR	952,820
200,000	Sprint Corp.†	696,000

		6,098,458

	Telecommunications: National — 5.4%
5,000	China Telecom Corp. Ltd., ADR	262,550
5,000	China Unicom Hong Kong Ltd., ADR	65,800
14,000	Communications Sales & Leasing Inc.†	311,500

Shares		Market Value

61,000	Deutsche Telekom AG, ADR	$1,092,510
16,000	Elisa Oyj	622,114
3,605	Hellenic Telecommunications Organization SA	32,612
10,000	Inmarsat plc	141,398
34,500	Level 3 Communications Inc.†	1,823,325
1,000	Magyar Telekom Telecommunications plc, ADR†	8,190
10,000	Nippon Telegraph & Telephone Corp.	430,761
5,000	Oi SA, ADR†	1,627
200	Oi SA, Cl. C, ADR†	284
4,000	Orange SA, ADR	69,520
3,000	PT Telekomunikasi Indonesia Persero Tbk, ADR	152,550
6,000	Rostelecom PJSC, ADR	53,640
28,000	Swisscom AG, ADR	1,523,200
6,000	Telecom Argentina SA, ADR	107,340
385,000	Telecom Italia SpA†	415,312
50,000	Telecom Italia SpA	43,809
17,500	Telefonica Brasil SA, ADR	218,575
118,026	Telefonica SA, ADR	1,313,629
145,000	Telekom Austria AG	892,132
55,000	Telesites SAB†	31,038
15,172	TeliaSonera AB	78,810
2,400	Telstra Corp. Ltd., ADR	48,864
48,000	Verizon Communications Inc.	2,595,840
82,000	VimpelCom Ltd., ADR	349,320

		12,686,250

	Telecommunications: Regional — 1.7%
85,000	Cincinnati Bell Inc.†	328,950
78,000	Telephone & Data Systems Inc.	2,347,020
8,000	TELUS Corp., New York	260,240
32,000	TELUS Corp., Toronto	1,041,740

		3,977,950

	Wireless Communications — 4.5%
55,000	America Movil SAB de CV, Cl. L, ADR	854,150
400,000	Cable & Wireless Communications plc	442,651
19,000	Global Telecom Holding SAE, GDR†	30,875
30,000	HC2 Holdings Inc.†	114,600
240,000	Jasmine International plc	23,741
30,500	Millicom International Cellular SA, SDR	1,666,966
90,000	NTT DoCoMo Inc.	2,041,184
19,000	Orascom Telecom Media and Technology Holding SAE, GDR†	11,590
25,000	ORBCOMM Inc.†	253,250
34,000	SK Telecom Co. Ltd., ADR	685,780
4,203	Tim Participacoes SA, ADR	46,485
52,000	T-Mobile US Inc.†	1,991,600
8,000	Turkcell Iletisim Hizmetleri A/S, ADR	84,080
29,000	United States Cellular Corp.†	1,325,010

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Wireless Communications (Continued)
30,000	Vodafone Group plc, ADR	$961,500

		10,533,462

	TOTAL DISTRIBUTION COMPANIES	137,467,239

	COPYRIGHT/CREATIVITY COMPANIES — 34.0%
	Business Services — 0.1%
10,000	Scientific Games Corp., Cl. A†	94,300
25,000	YuMe Inc.†	93,500

		187,800

	Business Services: Advertising — 2.1%
168,000	Clear Channel Outdoor Holdings Inc., Cl. A	789,600
15,000	Harte-Hanks Inc.	37,950
6,000	Havas SA	48,113
9,357	JC Decaux SA	409,604
8,000	Lamar Advertising Co., Cl. A	492,000
1,500	Publicis Groupe SA	105,330
8,000	Ströeer SE & Co KGaA	502,953
115,000	The Interpublic Group of Companies Inc.	2,639,250
15,000	Tremor Video Inc.†	26,400

		5,051,200

	Computer Hardware — 1.7%
37,000	Apple Inc.	4,032,630

	Computer Software and Services — 10.1%
41,000	Activision Blizzard Inc.	1,387,440
4,500	Alphabet Inc., Cl. A†	3,433,050
2,104	Alphabet Inc., Cl. C†	1,567,375
75,000	Blucora Inc.†	387,000
21,850	comScore Inc.†	656,374
60,000	EarthLink Holdings Corp.	340,200
74,000	eBay Inc.†.	1,765,640
51,000	Facebook Inc., Cl. A†	5,819,100
8,000	GrubHub Inc.†	201,040
12,000	Guidance Software Inc.†	51,600
100,000	Internap Corp.†	273,000
10,000	InterXion Holding NV†	345,800
12,000	Microsoft Corp.	662,760
7,000	QTS Realty Trust Inc., Cl. A	331,660
6,000	SoftBank Corp.	286,072
5,000	Twitter Inc.†	82,750
170,000	Yahoo! Inc.†	6,257,700

		23,848,561

	Consumer Products — 0.4%
2,200	Nintendo Co. Ltd.	312,764
35,000	Nintendo Co. Ltd., ADR†	621,250

		934,014

Shares		Market Value

	Consumer Services — 0.0%
5,000	XO Group Inc.†	$80,250

	Electronics — 2.5%
2,000	IMAX Corp.†	62,180
6,500	Intel Corp.	210,275
3,440	Koninklijke Philips NV	98,212
219,000	Sony Corp., ADR	5,632,680

		6,003,347

	Entertainment — 8.1%
33,000	Ascent Capital Group Inc., Cl. A†	488,730
49,500	Crown Media Holdings Inc., Cl. A†	251,460
12,000	DreamWorks Animation SKG Inc., Cl. A†	299,400
50,000	Entravision Communications Corp., Cl. A	372,000
79,200	GMM Grammy Public Co. Ltd.†	17,785
10,000	Lions Gate Entertainment Corp.	218,500
25,000	Live Nation Entertainment Inc.†	557,750
17,000	STV Group plc	103,769
8,000	The Walt Disney Co.	794,480
55,000	Time Warner Inc.	3,990,250
116,000	Twenty-First Century Fox Inc., Cl. A	3,234,080
68,000	Twenty-First Century Fox Inc., Cl. B	1,917,600
70,000	Universal Entertainment Corp.	1,162,468
55,500	Viacom Inc., Cl. A	2,514,150
150,000	Vivendi SA	3,154,265
10,000	World Wrestling Entertainment Inc., Cl. A	176,600

		19,253,287

	Hotels and Gaming — 6.2%
145,000	Boyd Gaming Corp.†	2,995,700
900	Churchill Downs Inc.	133,092
7,000	Gaming and Leisure Properties Inc.	216,440
10,000	Golden Entertainment Inc.†	108,400
4,200	Greek Organization of Football Prognostics SA	29,535
32,000	International Game Technology plc	584,000
15,000	Interval Leisure Group Inc.	216,600
180,000	Ladbrokes plc	301,698
38,000	Las Vegas Sands Corp.	1,963,840
156,250	Mandarin Oriental International Ltd.	212,500
33,000	Melco Crown Entertainment Ltd., ADR	544,830
22,000	MGM China Holdings Ltd.	33,635
4,000	Penn National Gaming Inc.†	66,760
84,000	Ryman Hospitality Properties Inc.	4,324,320
5,100	Starwood Hotels & Resorts Worldwide Inc.	425,493
26,000	Wynn Resorts Ltd.	2,429,180

		14,586,023

	Publishing — 2.8%
15,000	AH Belo Corp., Cl. A	72,150
20,000	Arnoldo Mondadori Editore SpA†	22,690
8,500	Gannett Co Inc.	128,690
2,300	Graham Holdings Co., Cl. B	1,104,000

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Publishing (Continued)
30,000	Il Sole 24 Ore SpA†	$18,844
800	John Wiley & Sons Inc., Cl. B	39,108
30,875	Journal Media Group Inc.	369,265
11,500	Meredith Corp.	546,250
5,263	Nation International Edutainment Public Co. Ltd.	362
1,000,000	Nation Multimedia Group Public Co. Ltd.	42,354
30,000	News Corp., Cl. A	383,100
60,000	News Corp., Cl. B	795,000
8,000	Nielsen Holdings plc	421,280
974,000	Post Publishing Public Co. Ltd.†	170,962
1,000	Scholastic Corp.	37,370
247,000	Singapore Press Holdings Ltd.	733,019
600	Spir Communication†	4,656
11,000	Telegraaf Media Groep NV†	48,328
65,996	The E.W. Scripps Co., Cl. A	1,028,878
1,000	Time Inc.	15,440
7,500	Tribune Media Co., Cl. A	287,625
16,363	UBM plc	141,243
3,000	Wolters Kluwer NV	119,753

		6,530,367

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	80,507,479

	TOTAL COMMON STOCKS	217,974,718

	RIGHTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Wireless Communications — 0.0%
25,000	Leap Wireless International Inc., CVR, expire 03/14/17†	63,000

	WARRANTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Real Estate — 0.0%
1,000	Malaysian Resources Corp. Bhd, expire 09/16/18†	37

	Telecommunications — 0.0%
117,647	Jasmine International plc, expire 07/05/20†	2,140

	TOTAL WARRANTS	2,177

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 7.9%
$18,756,000	U.S. Treasury Bills, 0.225% to 0.552%††, 04/14/16 to 09/22/16	$18,745,027

	TOTAL INVESTMENTS — 100.0% (Cost $172,310,040)	$236,784,922

	Aggregate tax cost	$174,335,844

	Gross unrealized appreciation	$82,141,447
	Gross unrealized depreciation	(19,692,369)

	Net unrealized appreciation/depreciation	$62,449,078

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Distribution Companies
Broadcasting	$ 20,088,287	$ 3,562,705	$ 69,621	$ 23,720,613
Consumer Services	7,064,072	6,200	—	7,070,272
Entertainment	16,170,327	72,610	—	16,242,937
Financial Services	5,229,563	—	600	5,230,163
Satellite	6,408,854	1,372	—	6,410,226
Wireless Communications	10,509,721	—	23,741	10,533,462
Other Industries (a)	68,259,566	—	—	68,259,566
Copyright/Creativity Companies
Publishing	6,277,943	252,424	—	6,530,367
Other Industries (a)	73,977,112	—	—	73,977,112
Total Common Stocks	213,985,445	3,895,311	93,962	217,974,718
Rights (a)	—	—	63,000	63,000
Warrants (a)	2,177	—	—	2,177
U.S. Government Obligations	—	18,745,027	—	18,745,027
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$213,987,622	$22,640,338	$156,962	$236,784,922

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the period ended March 31, 2016, common stock was transferred from level 1 to level 2 due to a decline in market activity (e.g. frequency of trades) which resulted in a lack in available market inputs to determine price. The beginning of period value of the securities that transferred from level 1 to level 2 during the period amounted to $3,253,291 or 1.60% of net assets as of December 31, 2015 . The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI MULTIMEDIA TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Lawrence J. Haverty, Jr., CFA, joined GAMCO Investors, Inc. in 2005 and currently is a portfolio manager of Gabelli Funds, LLC and the Fund. Mr. Haverty was previously a managing director for consumer discretionary research at State Street Research, the Boston based subsidiary of Metropolitan Life Insurance Company. He holds a BS from the Wharton School and a MA from the Graduate School of Arts and Sciences at the University of Pennsylvania where he was a Ford Foundation Fellow.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI MULTIMEDIA TRUST INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Christopher J. Marangi

Managing Director,

GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Paul Hastings LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGT Q1/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Multimedia Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/27/2016

* Print the name and title of each signing officer under his or her signature.